AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2006

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 11

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 85
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                  WILLIAM EVERS
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on August 25, 2006 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Units of interest in Separate Account under individual flexible payment
                                       variable annuity contracts


================================================================================

                                      NOTE

This Post Effective Amendment No. 11 ("PEA") to the Form N-4 Registration Statement No. 333-72714 ("Registration Statement") of MONY Life Insurance Company ("MONY") and its Variable Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement to the Prospectus. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

SUPPLEMENT DATED AUGUST 25, 2006 TO
PROSPECTUSES DATED MAY 1, 2006 FOR

MONY VARIABLE ANNUITY
MONY CUSTOM MASTER
THE MONYMASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, Supplements to the Prospectuses and Statements of Additional Information dated May 1, 2006 as previously supplemented (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the Operations Center referenced in your Prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

A. PORTFOLIO SUBSTITUTIONS -- COMBINATION OF CERTAIN VARIABLE INVESTMENT
OPTIONS

On or about November 3, 2006, subject to regulatory approval, interests in certain variable investment options (the "surviving options") will replace interests in current variable investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the adviser (and sub-adviser, if applicable) for each surviving option. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers also will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or agents of contract owners as more fully described in "Transfers" under "Disruptive transfer activity." Any contract value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please contact the Operations Center referenced in your Prospectus for more information about these options and for information on how to transfer your contract value.

--------------------------------------------------------------------------------
Trust                                    Trust/Share Class
Replaced (Current) Portfolio             Surviving/New Portfolio
--------------------------------------------------------------------------------
                                         AXA Premier VIP Trust--
                                         Class A
--------------------------------------------------------------------------------
Lord Abbett Series Fund                  AXA Premier VIP High Yield
Bond Debenture Portfolio
(Class VC)
--------------------------------------------------------------------------------
                                         EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------
The Dreyfus Socially Responsible         EQ/Calvert Socially Responsible
Growth Fund, Inc. (Initial Class)
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund         EQ/Mercury International Value
International Value Portfolio (Initial
Class)
--------------------------------------------------------------------------------
Lord Abbett Series Fund                  EQ/Lord Abbett Growth and
Growth and Income Portfolio              Income
(Class VC)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Trust                                                                        Adviser (and Sub-adviser, as
Replaced (Current) Portfolio              Objective                          applicable)
-------------------------------------------------------------------------------------------------------------
                                         AXA Premier VIP Trust--
                                         Class A
-------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund                  High total return through a         o Pacific Investment Management
Bond Debenture Portfolio                 combination of current income         Company LLC
(Class VC)                               and capital appreciation.
                                                                             o Post Advisory Group, LLC
-------------------------------------------------------------------------------------------------------------
                                         EQ Advisors Trust--Class IA
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible         Seeks long-term capital             o Calvert Asset Management
Growth Fund, Inc. (Initial Class)        appreciation.                         Company, Inc.
                                                                             o Bridgeway Capital Management
                                                                               Inc.
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund         Seeks to provide current income     o BlackRock Investment
International Value Portfolio (Initial   and long-term growth of income,       Management International
Class)                                   accompanied by growth of capital.     Limited (See Item B below)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund                  Seeks capital appreciation and      o Lord, Abbett & Co., LLC
Growth and Income Portfolio              growth of income without
(Class VC)                               excessive fluctuation in market
                                         value.
-------------------------------------------------------------------------------------------------------------

NB/IF (SAR)                                              Catalog # 136833 (7/06)
                                                                          x01384
MNYMLA Supp 906A (9/06)
MNYMLA Supp 906B (9/06)

--------------------------------------------------------------------------------
Trust                               Trust/Share Class
Replaced (Current) Portfolio        Surviving/New Portfolio
--------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------
Lord Abbett Series Fund             EQ/Lord Abbett Mid Cap Value
Mid-Cap Value Portfolio (Class VC)
--------------------------------------------------------------------------------
Old Mutual Insurance Series Fund    EQ/FI Mid Cap
Old Mutual Mid-Cap Portfolio
--------------------------------------------------------------------------------
PIMCO Variable Insurance Trust      EQ/JPMorgan Core Bond
Real Return Portfolio
(Administrative Class)
--------------------------------------------------------------------------------
T. Rowe Price International         EQ/AllianceBernstein
Series, Inc.                        International(1)
T.Rowe Price International Stock
Portfolio
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income          EQ/Short Duration Bond
Series, Inc.
T.Rowe Price Limited - Term Bond
Portfolio
--------------------------------------------------------------------------------
T. Rowe Price Fixed Income          EQ/Money Market
Series, Inc.
T.Rowe Price Prime Reserve
Portfolio
--------------------------------------------------------------------------------
The Universal Institutional         EQ/Van Kampen Emerging
Funds, Inc.                         Markets Equity
Emerging Markets Equity Portfolio
(Class I)
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Trust                                                                    Adviser (and Sub-adviser, as
Replaced (Current) Portfolio         Objective                           applicable)
------------------------------------------------------------------------------------------------------
                                    EQ Advisors Trust--Class IA
------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund             Capital appreciation.                o Lord, Abbett & Co., LLC
Mid-Cap Value Portfolio (Class VC)
------------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund    Seeks long-term growth of capital.   o Fidelity Management & Research
Old Mutual Mid-Cap Portfolio                                               Company
------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust      Seeks to provide a high total        o J.P. Morgan Investment
Real Return Portfolio               return consistent with moderate        Management Inc.
(Administrative Class)              risk to capital and maintenance of
                                    liquidity.
------------------------------------------------------------------------------------------------------
T. Rowe Price International         Seeks to achieve long-term growth    o AllianceBernstein L.P.
Series, Inc.                        of capital.
T.Rowe Price International Stock
Portfolio
------------------------------------------------------------------------------------------------------
T. Rowe Price Fixed Income          Seeks current income with reduced    o BlackRock Financial
Series, Inc.                        volatility of principal.               Management, Inc.
T.Rowe Price Limited - Term Bond                                           (See Item B below)
Portfolio
------------------------------------------------------------------------------------------------------
T. Rowe Price Fixed Income          Seeks to obtain a high level of      o The Dreyfus Corporation
Series, Inc.                        current income, preserve its assets
T.Rowe Price Prime Reserve          and maintain liquidity.
Portfolio
------------------------------------------------------------------------------------------------------
The Universal Institutional         Seek long-term capital               o Morgan Stanley Investment
Funds, Inc.                         appreciation.                          Management Inc.
Emerging Markets Equity Portfolio
(Class I)
------------------------------------------------------------------------------------------------------

(1) This Portfolio information reflects the Portfolio's name change. The Portfolio's current name, EQ/Alliance International, will remain in effect until September 18, 2006.

B. PORTFOLIO ADVISER (AND SUB-ADVISER, AS APPLICABLE) CHANGES

Effective on or about October 1, 2006, the following adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as sub-adviser to the EQ/Mercury Basic Value Equity Portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as sub-adviser to the EQ/Mercury International Value Portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as sub-adviser to the EQ/Government Securities, EQ/Long Term Bond and EQ/Short Duration Bond Portfolios. Also, effective on or about August 25, 2006, subject to regulatory approval, Standish Mellon Asset Management Company LLC ("Standish") will replace Mercury Advisors as sub-adviser to the EQ/Intermediate Term Bond Portfolio. Accordingly, all references to their respective corresponding subaccounts in the Prospectuses are also changed. AXA Equitable will continue to serve as the Portfolios' investment manager.

C. PORTFOLIO NAME CHANGE

Effective August 25, 2006, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding subaccounts in the Prospectuses are also changed. AXA Equitable will continue to serve as the Portfolios' investment manager.

--------------------------------------------------------------------------------
Current Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
EQ Advisors Trust                      EQ Advisors Trust
--------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth   EQ/Small Company Growth
--------------------------------------------------------------------------------
EQ/Intermediate Term Bond              EQ/Bond Index
--------------------------------------------------------------------------------

D. PORTFOLIO OPERATING EXPENSES

Details concerning each Fund portfolio company's fees and expenses is contained in the Prospectus for each Portfolio.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of August, 2006.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ William Evers
                                     ---------------------
                                     William Evers
                                     Vice President and Counsel
                                     MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of August, 2006.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ William Evers
                                   ---------------------------------
                                   William Evers
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Joseph H. Moglia
Christopher M. Condron      James F. Higgins              Peter J. Tobin
Henri de Castries           W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Scott D. Miller








*By: /s/ William Evers
     ------------------------
         William Evers
         Attorney-in-Fact

August 21, 2006